Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Net income	$ 4,153	$ 5,983
Other Comprehensive Income (Loss)
Unrealized holding gains (losses) on debt securities available-for-sale, net of income taxes of $824 and ($2,155), respectively	3,102	(8,108)
Reclassification adjustment for losses on available-for- sale securities included in net income, net of income taxes of $84 and $-0-, respectively	315	0
Other comprehensive income (loss)	3,417	(8,108)
Total Comprehensive Income (Loss)	$ 7,570	$ (2,125)